CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
32. CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Cash and cash equivalents
The following table presents cash and cash equivalents:

	At December 31,
	2023	2022
	(€ thousand)
Cash and bank balances	1,121,981	1,388,901
Cash and cash equivalents	1,121,981	1,388,901
At December 31, 2023, cash and cash equivalents included €50,000 thousand relating to a time deposit held with a recognized international financial institution, which originated in November 2023 and matures in February 2024 and an investment in money market funds of €50,069 thousand with an AAAm rating. At December 31, 2022, cash and cash equivalents included €100,000 thousand relating to a time deposit held with a recognized international financial institution, which originated in December 2022 and matured in March 2023. At both December 31, 2023 and 2022, the remaining cash and bank balances were held in bank current accounts.
At December 31, 2023, 80 percent of our cash and cash equivalents were denominated in Euro (at December 31, 2022, 85 percent). The Group’s cash and cash equivalents denominated in currencies other than the Euro are available mostly to Ferrari S.p.A. and certain subsidiaries which operate in areas other than the Eurozone.
The following table sets forth an analysis of the currencies in which the Group’s cash and cash equivalents were denominated at December 31, 2023 and 2022.

	At December 31,
	2023	2022
	(€ thousand)
Euro	894,509	1,181,354
U.S. Dollar	96,663	70,261
Chinese Yuan	80,716	95,835
Pound Sterling	19,706	9,453
Other currencies	30,387	31,998
Total	1,121,981	1,388,901
Cash held in some countries may be subject to transfer restrictions. In particular, cash held in China (including in currencies other than the Chinese Yuan), which amounted to €81,337 thousand at December 31, 2023 (€96,726 thousand at December 31, 2022), is subject to certain repatriation restrictions and may only be repatriated as a repayment of payables or debt, or as dividends or capital distributions. The Group does not believe that such transfer restrictions have any adverse impacts on its ability to meet its liquidity requirements.
Cash collected from the settlement of receivables under securitization programs is subject to certain restrictions regarding its use and is principally applied to repay principal and interest of the related funding. Such cash amounted to €31,820 thousand at December 31, 2023 (€44,085 thousand at December 31, 2022).

For information relating to the credit risk with respect to cash and cash equivalents, see note 30 “Qualitative and Quantitative Information on Financial Risks”.
Notes to the consolidated statement of cash flows
Other non-cash expenses, net primarily includes equity-settled share-based compensation, allowances for doubtful accounts of trade receivables and provisions for slow moving and obsolete inventories.
For information relating to the financing cash flows relating to debt, see Note 24 “Debt”.